SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

14. SHARE BASED COMPENSATION

In December 2014, The Company’s shareholders adopted the 2014 share incentive plan. The Company’s shareholders have authorized the issuance of up to 21,000,000 ordinary shares underlying all options (including incentive share options, or ISOs), restricted shares and restricted share units ("RSUs") granted to a participant under the plan, or the awards.

In April 2018, The Company’s shareholders adopted the 2018 share incentive plan. The Company’s shareholders have authorized the issuance of up to 38,600,000 ordinary shares underlying all options (including incentive share options, or ISOs), restricted shares and RSUs granted to a participant under the plan, or the awards.

During the year ended December 31, 2015, the Company granted 8,134,375 share options to its officers, directors and employees at the weighted average grant date fair value of $0.59.  No options were granted during the years ended December 31, 2017, 2018 and 2019.

On January 12, 2015, the Company modified the exercise price to $0.87 for a total number of 6,274,166 previously granted options, in order to provide appropriate incentives to the relevant employees and executive officers of the Group. The fair value of the options under revised terms was $0.55 and $0.52.  The total incremental cost associated with the modification was $241,557, of which $60,107 was recognized immediately for the options vested prior to the date of the modification and the remaining share-based compensation charges of $181,470 are recognized over the remaining vesting period of the modified options.

On September 9, 2015, the Company modified the exercise price for a total number of 12,569,166 options granted before to $0.59, in order to provide appropriate incentives to the relevant employees and executive officers of the Company. The fair value of the options under revised terms for five batches granted on January 28, 2014, January 12, 2015 and July 6, 2015 was $0.38,  $0.35,  $0.38,  $0.37 and $0.40, respectively. The total incremental cost associated with the modification was $282,581, of which $123,322 was recognized immediately for the options vested prior to the date of the modification and the remaining share-based compensation charges of $159,259 are recognized over the remaining vesting period of the modified options.

The Company utilized the Binomial option pricing model to evaluate the fair value of the stock options with reference to the closing price of the Company on the measurement dates.

The following assumptions were used in the Binomial option pricing model:

	Year Ended December 31, 2015
	Average											Post-
	risk-free											vesting
Options	rate of			Exercise				Volatility			Dividend	forfeiture
granted	return			multiple				rate			yield	rate
January 12, 2015	2.82%			1.8	-	3	times	93.0%			0%	5%	-	8%

July 6, 2015	3.20%					3	times	91.0%			0%	5%

September 9, 2015	2.94%	-	3.08%	1.8	-	3	times	91.0%	-	92.0%	0%	5%	-	8%

The risk-free rate of return is based on the yield curve of China USD sovereign bond commensurate with the same maturity at the respective grant dates. The exercise multiple is estimated by reference to the proprietary research and empirical studies. The expected volatility is based on the average of historical daily annualized share price volatility of 6 comparable companies over a normalized period that commensurate with the option life of 10 years. The post-vesting forfeiture rate is based on the historical data and management’s best Estimation.

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2019 is as follows:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Contract Life	Value
Options outstanding on January 1, 2019	9,240,067	0.49	—	—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—
Exercised	(2,474,950)	0.32	—	—
Options outstanding on December 31, 2019	6,765,117	0.56	4.42	10,079,601
Options vested or expected to vest on December 31, 2019	20,207,103	0.47	3.16	31,941,622
Options exercisable on December 31, 2019	6,764,509	0.56	4.42	10,078,718

The share-based compensation expense related to stock options of approximately $1,559,863,  $684,773 and $99,895 were recognized by the Group for the years ended December 31, 2017, 2018 and 2019, respectively.

On February 3, 2017, the Company granted restricted share units ("RSUs") to acquire 12,653,992 ordinary shares to certain directors, executive officers and employees pursuant to the Daqo New Energy Corp. 2014 Share Incentive Plan. The RSUs will be vested quarterly in each of the next four years starting from May 6, 2017.

On June 6, 2018, the Company granted RSUs to acquire 10,984,761 ordinary shares to chief executive officer pursuant to the Daqo New Energy Corp. 2018 Share Incentive Plan, where 1/6 of the RSUs will be vested on the grant date and the remaining 5/6 of the RSUs will be vested on each of the monthly anniversary from July 6, 2018 for thirty months. In addition, on June 6, 2018, the Company granted RSUs to acquire 25,275,880 ordinary shares to certain directors, executive officers other than the chief executive officer and employees pursuant to the Daqo New Energy Corp. 2018 Share Incentive Plan, where the RSUs will be vested monthly in each of the next five years starting from June 6, 2018.

On December 21, 2018, the Company granted RSUs to acquire 8,105,000 ordinary shares to certain directors, executive officers and employees pursuant to the Daqo New Energy Corp. 2014 and 2018 Share Incentive Plan. The RSUs will be vested monthly in each of the next five years starting from January 6, 2019.

The Company recorded compensation expenses based on the fair value of RSUs on the grant dates over the requisite service period of award using the straight line vesting attribution method.

A summary of the non-vested RSU activity in 2019 is as follows:

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Nonvested RSUs on January 1, 2019	43,487,613	$1.39
Granted	—	—
Vested	(12,914,511)	1.39
Forfeited	(55,250)	1.42
Nonvested RSUs on December 31, 2019	30,517,852	$1.39

The share-based compensation expense related to RSUs of $17,797,047 was recognized by the Group for the years ended December 31, 2019.

As of December 31, 2019, there was $42,276,119 in total unrecognized compensation cost related to nonvested RSUs, which is expected to be recognized over a weighted-average period of 2.74 years.